Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)(1)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(2)	Net Income (in millions) ($)	Adjusted EBITDA (3) (in millions) ($)
2025	5,852,001	(10,854,384)	1,892,161	(1,320,146)	17	158	(206.4)	753.2
2024	84,141,574	77,437,778	12,441,082	11,221,805	27	142	162.2	757.7
2023	48,989,446	49,062,102	8,916,411	8,938,988	32	117	235.0	832.2
2022	57,264,194	12,921,146	13,435,858	8,510,658	32	81	275.3	805.1
2021	63,123,469	12,303,805	9,212,036	5,056,043	64	120	308.5	848.7

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining named executive officers for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2025	Robert Antokol	Craig Abrahams, Michael Cohen, Nir Korczak and Uri Rubin
2024	Robert Antokol	Craig Abrahams, Michael Cohen, Nir Korczak and Ariel Sandler
2023	Robert Antokol	Craig Abrahams, Ofer Kinberg, Shlomi Aizenberg and Michael Cohen
2022	Robert Antokol	Craig Abrahams, Ofer Kinberg, Shlomi Aizenberg and Michael Cohen
2021	Robert Antokol	Craig Abrahams, Ofer Kinberg, Shlomi Aizenberg and Michael Cohen

Peer Group Issuers, Footnote	For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of the RDG Technology Composite Index (the “Peer Group”), which is the industry/line-of-business index included in the Stock Performance Graph contained in our Annual Report provided to stockholders for the year ended December 31, 2025.
PEO Total Compensation Amount	$ 5,852,001	$ 84,141,574	$ 48,989,446	$ 57,264,194	$ 63,123,469
PEO Actually Paid Compensation Amount	$ (10,854,384)	77,437,778	49,062,102	12,921,146	12,303,805
Adjustment To PEO Compensation, Footnote
Compensation actually paid to our named executive officers represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	Calculation for PEO	Calculation for Average of Non-PEO NEOs
	2025	2025
	($)	($)
Summary Compensation Table Total	5,852,001	1,892,161
Less Stock and Option Award Values Reported in Summary Compensation Table for the Applicable Fiscal Year	—	(213,990)
Plus Fair Value for Awards Granted in the Applicable Fiscal Year	—	246,875
Change in Fair Value of Outstanding Unvested Awards from Prior Years	(13,999,147)	(2,472,823)
Change in Fair Value of Awards from Prior Years that Vested in the Applicable Fiscal Year	(1,300,653)	(455,891)
Less Fair Value of Awards Forfeited during the Covered Year	(1,406,585)	(316,478)
Plus Fair Value of Incremental Dividends of Earnings paid on Stock Awards	—	—
Compensation Actually Paid	(10,854,384)	(1,320,146)

Non-PEO NEO Average Total Compensation Amount	$ 1,892,161	12,441,082	8,916,411	13,435,858	9,212,036
Non-PEO NEO Average Compensation Actually Paid Amount	$ (1,320,146)	11,221,805	8,938,988	8,510,658	5,056,043
Adjustment to Non-PEO NEO Compensation Footnote
Compensation actually paid to our named executive officers represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	Calculation for PEO	Calculation for Average of Non-PEO NEOs
	2025	2025
	($)	($)
Summary Compensation Table Total	5,852,001	1,892,161
Less Stock and Option Award Values Reported in Summary Compensation Table for the Applicable Fiscal Year	—	(213,990)
Plus Fair Value for Awards Granted in the Applicable Fiscal Year	—	246,875
Change in Fair Value of Outstanding Unvested Awards from Prior Years	(13,999,147)	(2,472,823)
Change in Fair Value of Awards from Prior Years that Vested in the Applicable Fiscal Year	(1,300,653)	(455,891)
Less Fair Value of Awards Forfeited during the Covered Year	(1,406,585)	(316,478)
Plus Fair Value of Incremental Dividends of Earnings paid on Stock Awards	—	—
Compensation Actually Paid	(10,854,384)	(1,320,146)

Compensation Actually Paid vs. Total Shareholder Return
The graphs below compare the compensation actually paid to our PEO and the average of the compensation actually paid to our remaining named executive officers, with (i) our cumulative TSR, (ii) our Peer Group TSR, (iii) our net income, and (iv) our Adjusted EBITDA, in each case, for the fiscal years ended December 31, 2021, 2022, 2023, 2024 and 2025.

TSR amounts reported in the graph assume an initial fixed investment of $100, and that all dividends, if any, were reinvested.

Compensation Actually Paid vs. Net Income
The graphs below compare the compensation actually paid to our PEO and the average of the compensation actually paid to our remaining named executive officers, with (i) our cumulative TSR, (ii) our Peer Group TSR, (iii) our net income, and (iv) our Adjusted EBITDA, in each case, for the fiscal years ended December 31, 2021, 2022, 2023, 2024 and 2025.

Compensation Actually Paid vs. Company Selected Measure
The graphs below compare the compensation actually paid to our PEO and the average of the compensation actually paid to our remaining named executive officers, with (i) our cumulative TSR, (ii) our Peer Group TSR, (iii) our net income, and (iv) our Adjusted EBITDA, in each case, for the fiscal years ended December 31, 2021, 2022, 2023, 2024 and 2025.

Total Shareholder Return Vs Peer Group
The graphs below compare the compensation actually paid to our PEO and the average of the compensation actually paid to our remaining named executive officers, with (i) our cumulative TSR, (ii) our Peer Group TSR, (iii) our net income, and (iv) our Adjusted EBITDA, in each case, for the fiscal years ended December 31, 2021, 2022, 2023, 2024 and 2025.

TSR amounts reported in the graph assume an initial fixed investment of $100, and that all dividends, if any, were reinvested.

Tabular List, Table	•Adjusted EBITDA; •Revenue; and •Total Shareholder Return.
Total Shareholder Return Amount	$ 17	27	32	32	64
Peer Group Total Shareholder Return Amount	158	142	117	81	120
Net Income (Loss)	$ (206,400,000)	$ 162,200,000	$ 235,000,000.0	$ 275,300,000	$ 308,500,000
Company Selected Measure Amount	753,200,000	757,700,000	832,200,000	805,100,000	848,700,000
PEO Name	Robert Antokol
Additional 402(v) Disclosure
Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (i) for stock options, a Black-Scholes value as of the applicable year end or vesting dates, determined based on the same methodology as used to determine grant date fair value but using the closing stock price on the applicable revaluation date as the current market price, an expected life set equal to the midpoint of the applicable revaluation date and the ten year contractual life of the option, volatility and risk free rates determined as of the revaluation date, and an expected dividend yield based on our dividend yield methodology used for valuing stock options generally; (ii) for 2022 PSUs and RSUs granted prior to 2024, a value as of the applicable year-end is determined based on the close price for our stock on the last business day of the calendar year; (iii) for 2024 Adjusted EBITDA PSUs, 2024 and 2025 Annual Revenue Growth Rate PSUs and RSUs granted in 2024 and 2025, a fair value as of December 31, 2024 using the value of its common stock on the date of grant, reduced by the present value of dividends expected to be paid on its shares of common stock prior to vesting, and a fair value as of December 31, 2025 based on the close price for our stock on the last business day 2025; and (iv) for 2024 TSR PSUs, a Monte Carlo value as of December 31, 2024 and 2025. For additional information about the assumptions used to value our stock and option awards, please see Note 14 of the Notes to Consolidated Financial Statements included in our Annual Report on Form 10-K for the year ended December 31, 2025, filed with the SEC on February 26, 2026, and our Annual Report on Form 10-K for prior years.

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	“Adjusted EBITDA,” as used herein, is a non-GAAP financial measure which is defined and calculated in a manner consistent with the Company’s credit agreement. Based on the Company’s current credit agreements, Adjusted EBITDA is defined as net income before (1) interest expense, (2) interest income, (3) provision for income taxes, (4) depreciation and amortization expense, (5) stock-based compensation, (6) impairment charges, (7) contingent consideration, (8) acquisition and related expenses, and (9) certain other items. For a reconciliation of Adjusted EBITDA to net income, please see Appendix A.
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Total Shareholder Return
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,999,147)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,300,653)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,406,585)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(213,990)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	246,875
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,472,823)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(455,891)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(316,478)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0